Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Bolt Projects Holdings, Inc. and its subsidiaries (the “Company”) develops and produces biomaterials products. Its flagship products from its Vegan Silk Technology Platform, b-silk and xl-silk, are a biodegradable and vegan protein polymer and a replacement for silicone elastomers in beauty and personal care. Bolt Projects Holdings, Inc. incorporated in the state of Delaware and is headquartered in California.

Basis of Consolidation and Presentation

On October 4, 2023, Bolt Threads, Inc. (“Legacy Bolt”) and Golden Arrow Merger Corp. (“GAMC” or the "Sponsor"), a Delaware corporation, entered into a Business Combination Agreement (the “Merger Agreement”) with Beam Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of GAMC (the “Merger Sub”). On August 13, 2024 (the “Closing Date”), a merger transaction between Legacy Bolt and GAMC was completed. Pursuant to the Merger Agreement, (i) on the Closing Date, the Merger Sub merged with and into Legacy Bolt (together with the other transactions contemplated by the Merger Agreement, the “Merger” or the “SPAC transaction”), with the Merger Sub ceasing to exist and Legacy Bolt surviving as a wholly owned subsidiary of GAMC and (ii) GAMC changed its name to Bolt Projects Holdings, Inc. Unless the context otherwise requires, references in this Quarterly Report on Form 10-Q to the “Company,” “Bolt”, “we,” “us,” or “our” refer to the business of Bolt Threads, Inc., which became the business of Bolt Projects Holdings, Inc. and its subsidiaries following the Closing Date.

Prior to the Merger, GAMC Class A common stock, and Public Placement Warrants (see Note 7 - Warrants) were listed on the Nasdaq Global Market (“Nasdaq”) under the symbols “GAMC” and “GAMCW,” respectively. On August 14, 2024, the Company’s Common stock and Public Warrants (see Note 7 - Warrants) began trading on the Nasdaq under the symbols “BSLK” and “BSLKW”, respectively. See Part II, Item 8 “Financial Statements and Supplementary Data - Note 4 to the Consolidated Financial Statements - Reverse Merger” in the 2024 Annual Report on Form 10-K for the year ended December 31, 2024 for more information.

The Company determined that Legacy Bolt was the accounting acquirer in the Merger based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations.

The determination was primarily based on the following facts:

●	Former Legacy Bolt stockholders have a controlling voting interest in the Company.

●	Legacy Bolt management continues to hold executive management roles for the Company and is responsible for the day-to-day operations; and

●	The founders of Legacy Bolt have two out of two non-independent board seats and final approval in the selection of independent seats.

Accordingly, for accounting purposes, the Merger was treated as the equivalent of Legacy Bolt issuing stock for the net assets of GAMC, accompanied by a recapitalization. No goodwill or other intangible assets were recorded as a result of the Merger.

Because Legacy Bolt was deemed the accounting acquirer, the historical financial statements of Legacy Bolt became the historical financial statements of the combined company, upon the consummation of the Merger. As a result, the financial statements included herein reflect (i) the historical operating results of Legacy Bolt prior to the Merger; (ii) the combined results of Legacy Bolt and GAMC following the closing of the Merger; (iii) the assets and liabilities of Legacy Bolt at their historical cost; and (iv) the Company’s equity structure for all periods presented.

The equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s Common stock, $0.0001 par value per share, issued to Legacy Bolt shareholders and Legacy Bolt convertible preferred shareholders in connection with the Merger. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Bolt Convertible Preferred Stock and Legacy Bolt common stock prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger.

Reverse Stock Split

On April 21, 2025, Bolt Projects Holdings, Inc. (the “Company”) effected a 1-for-20 reverse stock split of its Common stock (the “Reverse Stock Split”). As previously disclosed, at its special meeting of stockholders held on April 9, 2025 (the “Special Meeting”), the stockholders of the Company approved a proposal to authorize the Company’s Board of Directors (the “Board”), in its discretion following the Special Meeting, to amend the Company’s Second Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) to effect a reverse stock split of all of the outstanding shares of the Company’s Common stock, par value $0.0001 per share, in a ratio within the range from each whole number between and including ten (10) and twenty (20) (the “Reverse Split Ratios”). On April 9, 2025, following the Special Meeting, the Board approved the Reverse Stock Split at a ratio of 1-for-20. On April 21, 2025, the Company filed with the Secretary of State of the State of Delaware a certificate of amendment (the “Certificate of Amendment”) to amend the Certificate of Incorporation to effect the Reverse Stock Split. The Reverse Stock Split became effective at 5:00 p.m., Eastern Time, on April 21, 2025.

As a result of the Reverse Stock Split, every 20 shares of the Company’s Common stock issued or outstanding were automatically reclassified into one new share of Common stock. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who would otherwise have been entitled to receive fractional shares as a result of the Reverse Stock Split received a cash payment in lieu thereof at a price equal to the fraction to which the stockholder would otherwise have been entitled multiplied by the closing sales price per share of the Common stock (as adjusted to give effect to the Reverse Stock Split) on The Nasdaq Stock Market LLC on April 21, 2025, the last trading day immediately preceding the effective time of the Reverse Stock Split.

Proportionate adjustments have been made to the number of shares underlying the Company’s outstanding warrants and equity awards, as applicable, as well as to the number of shares issuable under the Company’s equity incentive plans and certain existing agreements, as well as the exercise price, as applicable. The Common stock issued pursuant to the Reverse Stock Split remain fully paid and non-assessable. The Reverse Stock Split did not affect the number of authorized shares of Common stock or the par value of the Common stock.

There was no net effect on total stockholders' equity, and the par value per share of our Common stock remains unchanged at $0.0001 per share after the Reverse Stock Split. All references made to share or per share amounts in the accompanying unaudited interim condensed consolidated financial statements and applicable disclosures have been retroactively adjusted for all periods presented to reflect the applicable effects of the Reverse Stock Split and the reduction in the number of authorized shares of Common stock and preferred stock effected by the Charter Amendment.

The accompanying unaudited interim condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. All dollar amounts in tables, except share and per share amounts, in the notes to the unaudited interim condensed consolidated financial statements are presented in thousands unless otherwise noted.

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Bolt Projects Holdings, Inc. (the “Company”) develops and produces biomaterials products. Its flagship products from its Vegan Silk Technology Platform, b-silk and xl-silk, are a biodegradable and vegan protein polymer and a replacement for silicone elastomers in beauty and personal care. Bolt Projects Holdings, Inc. incorporated in the state of Delaware and is headquartered in California.

Basis of Consolidation and Presentation

On October 4, 2023, Bolt Threads, Inc. (“Legacy Bolt”) and Golden Arrow Merger Corp. (“GAMC”), a Delaware corporation, entered into a Business Combination Agreement (the “Merger Agreement”) with Beam Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of GAMC (the “Merger Sub”). On August 13, 2024 (the “Closing Date”), a merger transaction between Legacy Bolt and GAMC was completed (see Note 4 – Reverse Merger). Pursuant to the Merger Agreement, (i) on the Closing Date, the Merger Sub merged with and into Legacy Bolt (together with the other transactions contemplated by the Merger Agreement, the “Merger” or the “SPAC transaction”), with the Merger Sub ceasing to exist and Legacy Bolt surviving as a wholly owned subsidiary of GAMC and (ii) GAMC changed its name to Bolt Projects Holdings, Inc. Unless the context otherwise requires, references in this prospectus to the “Company,” “Bolt”, “we,” “us,” or “our” refer to the business of Bolt Threads, Inc., which became the business of Bolt Projects Holdings, Inc. and its subsidiaries following the Closing Date.

Prior to the Merger, GAMC Class A common stock, and Public Placement Warrants (see Note 9 – Warrants) were listed on the Nasdaq Global Market (“Nasdaq”) under the symbols “GAMC” and “GAMCW,” respectively. On August 14, 2024, the Company’s Common stock and Public Warrants (see Note 9 – Warrants) began trading on the Nasdaq under the symbols “BSLK” and “BSLKW”, respectively (see Note 4 – Reverse Merger for more information on the Merger transaction).

The Company determined that Legacy Bolt was the accounting acquirer in the Merger based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations.

The determination was primarily based on the following facts:

●	Former Legacy Bolt stockholders have a controlling voting interest in the Company.

●	Legacy Bolt management continues to hold executive management roles for the Company and is responsible for the day-to-day operations; and

●	The founders of Legacy Bolt have two out of two non-independent board seats and final approval in the selection of independent seats.

Accordingly, for accounting purposes, the Merger was treated as the equivalent of Legacy Bolt issuing stock for the net assets of GAMC, accompanied by a recapitalization. No goodwill or other intangible assets were recorded as a result of the Merger.

Because Legacy Bolt was deemed the accounting acquirer, the historical financial statements of Legacy Bolt became the historical financial statements of the combined company, upon the consummation of the Merger. As a result, the financial statements included herein reflect (i) the historical operating results of Legacy Bolt prior to the Merger; (ii) the combined results of Legacy Bolt and GAMC following the closing of the Merger; (iii) the assets and liabilities of Legacy Bolt at their historical cost; and (iv) the Company’s equity structure for all periods presented.

The equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s Common stock, $0.0001 par value per share, issued to Legacy Bolt shareholders and Legacy Bolt convertible preferred shareholders in connection with the Merger. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Bolt Convertible Preferred Stock (see Note 10 – Convertible Preferred Stock) and Legacy Bolt common stock prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger.

Reverse Stock Split

On April 21, 2025, Bolt Projects Holdings, Inc. (the “Company”) effected a 1-for-20 reverse stock split of its Common stock (the “Reverse Stock Split”). As previously disclosed, at its special meeting of stockholders held on April 9, 2025 (the “Special Meeting”), the stockholders of the Company approved a proposal to authorize the Company’s Board of Directors (the “Board”), in its discretion following the Special Meeting, to amend the Company’s Second Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) to effect a reverse stock split of all of the outstanding shares of the Company’s Common stock, par value $0.0001 per share, in a ratio within the range from each whole number between and including ten (10) and twenty (20) (the “Reverse Split Ratios”). On April 9, 2025, following the Special Meeting, the Board approved the Reverse Stock Split at a ratio of 1-for-20. On April 21, 2025, the Company filed with the Secretary of State of the State of Delaware a certificate of amendment (the “Certificate of Amendment”) to amend the Certificate of Incorporation to effect the Reverse Stock Split. The Reverse Stock Split became effective at 5:00 p.m., Eastern Time, on April 21, 2025.

As a result of the Reverse Stock Split, every 20 shares of the Company’s Common stock issued or outstanding were automatically reclassified into one new share of Common stock. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who would otherwise have been entitled to receive fractional shares as a result of the Reverse Stock Split received a cash payment in lieu thereof at a price equal to the fraction to which the stockholder would otherwise have been entitled multiplied by the closing sales price per share of the Common stock (as adjusted to give effect to the Reverse Stock Split) on The Nasdaq Stock Market LLC on April 21, 2025, the last trading day immediately preceding the effective time of the Reverse Stock Split.

Proportionate adjustments have been made to the number of shares underlying the Company’s outstanding warrants and equity awards, as applicable, as well as to the number of shares issuable under the Company’s equity incentive plans and certain existing agreements, as well as the exercise price, as applicable. The Common stock issued pursuant to the Reverse Stock Split remain fully paid and non-assessable. The Reverse Stock Split did not affect the number of authorized shares of Common stock or the par value of the Common stock.

There was no net effect on total stockholders' equity, and the par value per share of our Common stock remains unchanged at $0.0001 per share after the Reverse Stock Split. Unless otherwise noted, all references made to share or per share amounts relating to the Company's Common stock in the accompanying financial statements and applicable disclosures have been retroactively adjusted for all periods presented to reflect the applicable effects of the Reverse Stock Split. References made to share or per share amounts relating to Legacy Bolt and GAMC securities have not been retroactively adjusted in the accompanying financial statements and applicable disclosures.